Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2011
Shareholders' Equity
Schedule of Accumulated Other Comprehensive Income (Loss)

(¥ in millions)
At March 31:	2011	2010
Foreign currency translation adjustments	¥(65,689)	¥(42,215)
Unrealized gains on securities	15,922	21,050
Unrealized losses on derivatives	(787)	(1,592)
Pension liability adjustments	(14,827)	(11,734)

Total accumulated other comprehensive loss	¥(65,381)	¥(34,491)

Schedule of Effects of Changes in Ownership Interests in Subsidiaries

(¥ in millions)
For the years ended March 31:	2011	2010
Net income attributable to Kubota Corporation	¥54,822	¥42,326

Transfers from (to) the noncontrolling interests:
Increase in capital surplus for purchases of noncontrolling interests	425	125
Decrease in capital surplus for purchases of noncontrolling interests	(726)	(3,828)
Increase in capital surplus for changes in ownership interests in subsidiaries from other transactions	199	—
Decrease in capital surplus for changes in ownership interests in subsidiaries from other transactions	—	(206)

Net transfers to the noncontrolling interests	(102)	(3,909)

Change from net income attributable to Kubota Corporation and transfer to noncontrolling interests	¥54,720	¥38,417